Related party transaction - Transactions into related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Depreciation	€ 3,087	€ 3,191	€ 3,296
Interest expense	1,712	1,299	1,751
Right-of-Use Assets	5,429	7,719	8,102
Non-executive directors of the Group
Related party transactions
Sale of goods to	0	0	0
Purchases from	232	145	172
Depreciation	0	0	0
Interest expense	0	0	0
Right-of-Use Assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	76	0	64
Shareholders of the Group
Related party transactions
Sale of goods to	0	0	0
Purchases from	326	119	97
Depreciation	0	0	0
Interest expense	1	2	3
Right-of-Use Assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	100	67	64
Joint ventures
Related party transactions
Sale of goods to	0	0	0
Purchases from	0	0	0
Depreciation	0	0	0
Interest expense	0	0	0
Right-of-Use Assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	0	0	0
Non-controlling interests
Related party transactions
Sale of goods to	0	0	0
Purchases from	0	0	0
Depreciation	0	0	0
Interest expense	0	0	0
Right-of-Use Assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	€ 0	€ 0	€ 0